UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300

         San Franciso, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     Andrew J. McDonald     San Francisco, CA     October 31, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     254939


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADAPTEC                        COM              00651F108     7935   396750 SH        SOLE                  396750        0        0
ALTEON WEBSYSTEMS              COM              02145A109      770     7100 SH        SOLE                    7100        0        0
AMERICAN GENERAL               COM              026351106     8034   103000 SH        SOLE                  103000        0        0
ASSOCIATED FIRST CAP           COM              046008108      760    20000 SH        SOLE                   20000        0        0
BERINGER WINE                  COM              084102102      783    14100 SH        SOLE                   14100        0        0
BEST FOODS                     COM              08658U101     1091    15000 SH        SOLE                   15000        0        0
CARDINAL HEALTH INC            COM              14149Y108    27013   306315 SH        SOLE                  306315        0        0
CHEVRON CORP                   COM              166751107      205     2400 SH        SOLE                    2400        0        0
CLOROX CO                      COM              189054109    22043   557175 SH        SOLE                  557175        0        0
CROMPTON CORP                  COM              227116100     6740   855822 SH        SOLE                  855822        0        0
DURA PHARMACEUTIC 3.5% DUE 02  SUBDEB           26632SAA7      971  1000000 PRN       SOLE                 1000000        0        0
ENGINEERING ANIMATION          COM              292872108      665    49000 SH        SOLE                   49000        0        0
EXXON MOBIL                    COM              30231G102      414     4648 SH        SOLE                    4648        0        0
FEDERAL HOME LOAN MORT         COM              313400301    26259   485710 SH        SOLE                  485710        0        0
FEDERAL NATIONAL MORT          COM              313586109      272     3800 SH        SOLE                    3800        0        0
GARTNER GROUP                  CLB              366651206     6523   599800 SH        SOLE                  599800        0        0
GELTEX PHARM                   COM              368538104      534    11400 SH        SOLE                   11400        0        0
GENERAL ELECTRIC               COM              369604103      208     3600 SH        SOLE                    3600        0        0
HEARTPORT INC                  COM              421969106       82    26100 SH        SOLE                   26100        0        0
HSB GROUP                      COM              40428N109      642    16000 SH        SOLE                   16000        0        0
LAM RESEARCH                   COM              512807108      419    20000 SH        SOLE                   20000        0        0
LAM RESEARCH 5% DUE 02         SUBDEB           512807AC2     3187  3030000 PRN       SOLE                 3030000        0        0
LIZ CLAIBORNE INC              COM              539320101    19113   496450 SH        SOLE                  496450        0        0
MCDONALDS CORP                 COM              580135101     2193    72650 SH        SOLE                   72650        0        0
NEWELL FINANCIAL               PFDCV            651195307      244     6740 SH        SOLE                    6740        0        0
OTTAWA FINANCIAL               COM              689389104      834    29200 SH        SOLE                   29200        0        0
PRINTRAK INT'L INC             COM              742574106      660    55000 SH        SOLE                   55000        0        0
PROGRESSIVE CORP               COM              743315103    17382   212300 SH        SOLE                  212300        0        0
SAFEWAY                        COM              786514208     4881   104550 SH        SOLE                  104550        0        0
SBC COMMUNICATIONS             COM              78387G103      268     5351 SH        SOLE                    5351        0        0
SEALED AIR CORP                COM              81211K100    22695   501550 SH        SOLE                  501550        0        0
SEALED AIR PREFERRED A         PFDCV            81211K209    11534   256320 SH        SOLE                  256320        0        0
SOFTKEY INTL 5.5% DUE 00       SUBDEB           83402NAA7      399   402000 PRN       SOLE                  402000        0        0
STRYKER CORP                   COM              863667101     9812   228526 SH        SOLE                  228526        0        0
TOTAL RENAL CARE               COM              89151A107       89    11800 SH        SOLE                   11800        0        0
VIACOM INC CLASS B             CLB              925524308    19825   338883 SH        SOLE                  338883        0        0
WELLS FARGO & CO               COM              949746101    29460   641300 SH        SOLE                  641300        0        0